Schedule of Investments PIMCO High Yield Spectrum Fund	June 30, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)

	$		$		$
			PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 94.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 7.3%
ADI Global Distribution Funding LLC
TBD% due 06/17/2033		$		450		$452
AIT Worldwide Logistics, Inc.
7.913% (TSFR3M + 3.653%) due 04/29/2033 ~				500		501
Altice France SA
10.548% (TSFR3M + 3.673%) due 05/31/2031 ~				950		972
Clover Holdings 2 LLC
TBD% - 4.000% due 12/10/2029 µ				198		183
7.375% (TSFR1M + 3.633%) due 12/09/2031 ~				1,386		1,327
CMG Media Corp.
7.332% (TSFR3M + 3.732%) due 06/18/2029 ~				698		633
Columbus McKinnon Corp.
7.232% (TSFR3M + 3.732%) due 02/03/2033 ~				616		616
Cotiviti Corp.
6.370% (TSFR1M + 3.620%) due 05/01/2031 ~				882		809
6.370% (TSFR1M + 3.620%) due 03/26/2032 ~				297		270
Cyberswift U.S. Finco LLC
7.427% (TSFR3M + 3.677%) due 10/08/2032 ~				500		499
Dialysis Holdco LLC
9.644% (TSFR1M + 3.644%) due 11/26/2030 «~				1,125		1,143
Discovery Global Holdings, Inc.
6.144% (TSFR1M + 3.644%) due 06/03/2033 ~				1,765		1,768
Finastra USA, Inc.
7.746% (TSFR6M + 3.751%) due 09/15/2032 ~				1,297		1,199
Galaxy U.S. Opco, Inc. (5.663% Cash and 3.250% PIK)
8.913% (TSFR3M + 3.663%) due 07/31/2030 ~(b)				505		464
Hudson River Trading LLC
6.139% (TSFR1M + 0.000%) due 03/18/2030 ~				499		496
Ineos U.S. Finance LLC
6.894% (TSFR1M + 3.644%) due 02/18/2030 ~				581		536
ION Platform Finance U.S., Inc.
7.482% (TSFR3M + 3.732%) due 10/07/2032 ~				798		578
Jane Street Group LLC
5.666% (TSFR3M + 3.666%) due 12/15/2031 ~				1,791		1,777
McAfee LLC
6.644% (TSFR1M + 3.644%) due 03/01/2029 ~				792		706
MH Sub I LLC
7.894% (TSFR1M + 3.644%) due 12/31/2031 ~				536		466
MPH Acquisition Holdings LLC
7.413% (TSFR3M + 3.663%) due 12/31/2030 ~				44		44
Neptune Bidco U.S., Inc.
8.769% (TSFR3M + 3.669%) due 02/03/2033 ~				1,000		993
Newfold Digital Holdings Group, Inc.
7.214% (TSFR1M + 3.612%) due 04/30/2029 ~				72		31
Ontario Gaming GTA LP
7.982% (TSFR3M + 3.732%) due 08/01/2030 ~				547		523
Paradigm Parent LLC
8.232% (TSFR3M + 3.732%) due 04/16/2032 ~				681		586
Peraton Corp.
7.513% (TSFR3M + 3.663%) due 02/01/2028 ~				796		720
QualityTech LP
7.114% (TSFR1M + 3.612%) due 10/30/2031 ~				988		992
QuidelOrtho Corp.
7.644% (TSFR1M + 3.644%) due 08/20/2032 ~				498		491
Rockpoint Gas Storage Partners LP
5.982% (TSFR3M + 3.732%) due 09/18/2031 ~				293		293
Specialty Building Products Holdings LLC
7.494% (TSFR1M + 3.644%) due 10/16/2028 ~				740		671
Spirit Airlines, Inc.
TBD% due 07/14/2026				43		1
11.637% (TSFR1M + 3.637%) due 07/14/2026 ~				33		31
Stepstone Group Midco 2 GmbH
6.885% (EUR006M + 2.459%) due 04/26/2032 ~		EUR		525		492
Stonepeak Bayou Holdings LP
6.482% (TSFR3M + 3.732%) due 10/01/2032 ~		$		499		498
Stonepeak Motion Finco LLC
TBD% due 06/24/2033				600		600
Subcalidora 2
8.041% (EUR003M + 2.291%) due 08/14/2029 «~		EUR		1,000		1,137
TransDigm, Inc.
6.144% (TSFR1M + 3.644%) due 02/28/2031 ~		$		1,731		1,734
6.144% (TSFR1M + 3.644%) due 08/19/2032 ~				4,170		4,175
Transnet SOC Ltd.
10.658% due 03/02/2028 «~		ZAR		10,857		662

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$		$
Trident TPI Holdings, Inc.
7.482% (TSFR3M + 3.732%) due 09/15/2028 ~		$		744		715
U.S. Renal Care, Inc.
8.758% (TSFR1M + 3.644%) due 06/28/2028 ~				786		775
Venture Global Calcasieu Pass LLC
6.954% (TSFR6M + 3.693%) due 04/11/2033 ~				700		703
VEON Amsterdam BV
7.924% (TSFR3M + 3.679%) due 03/25/2027 «~				900		899
Veritiv Corp.
7.732% (TSFR3M + 3.732%) due 12/02/2030 ~				517		490
Virgin Media Bristol LLC
6.967% (TSFR6M + 3.692%) due 03/31/2031 ~				225		200

Total Loan Participations and Assignments (Cost $34,414)						33,851

CORPORATE BONDS & NOTES 76.4%
BANKING & FINANCE 12.8%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
7.000% due 01/15/2031				1,500		1,525
7.375% due 10/01/2032				350		348
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.000% due 06/01/2029				100		100
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.625% due 06/01/2028				1,500		1,479
Ally Financial, Inc.
8.000% due 11/01/2031				100		111
AmWINS Group, Inc.
6.375% due 02/15/2029				700		704
Asurion LLC/Asurion Co-Issuer, Inc.
8.375% due 02/01/2034				1,000		926
Atrium Finance PLC
2.625% due 09/05/2027		EUR		375		412
Barclays PLC
9.625% due 12/15/2029 •(h)(i)		$		700		777
Black Pearl Compute LLC
6.125% due 02/15/2031				650		659
Blue Owl Capital Corp.
6.450% due 09/15/2028				600		608
Burford Capital Global Finance LLC
6.875% due 04/15/2030				625		596
7.500% due 07/15/2033				575		488
9.250% due 07/01/2031				475		463
Canary Wharf Group Investment Holdings PLC
3.375% due 04/23/2028		GBP		300		382
Cantor Fitzgerald LP
7.200% due 12/12/2028		$		300		312
CRC Insurance Group LLC
7.125% due 06/01/2031				1,200		1,197
CrossCountry Intermediate HoldCo LLC
6.500% due 10/01/2030				458		452
Diversified Healthcare Trust
7.250% due 10/15/2030				1,250		1,288
EF Holdco/EF Cayman Holdings/Ellington Financial REIT Cayman/TRS/EF Cayman Non-MTM
7.375% due 09/30/2030				800		797
Encore Capital Group, Inc.
4.250% due 06/01/2028		GBP		750		971
6.625% due 04/15/2031		$		500		506
8.500% due 05/15/2030				900		956
First Eagle Holdings, Inc.
7.250% due 08/15/2032				500		504
Ford Motor Credit Co. LLC
5.918% due 03/20/2028				575		582
Freedom Mortgage Corp.
6.625% due 01/15/2027				600		600
Freedom Mortgage Holdings LLC
8.375% due 04/01/2032				350		356
9.125% due 05/15/2031				700		725
FS KKR Capital Corp.
3.125% due 10/12/2028				800		753
6.125% due 01/15/2031				525		505
FTAI Aviation Investors LLC
5.500% due 05/01/2028				1,450		1,447
GGAM Finance Ltd.
8.000% due 02/15/2027				300		301
Greengrove RE Ltd.
11.270% (BNMMDTSC + 7.750%) due 04/08/2032 ~				250		255
GSG Bidco Ltd.
4.700% due 06/15/2031		EUR		575		660
HAT Holdings I LLC/HAT Holdings II LLC
3.750% due 09/15/2030		$		400		374
HPS Corporate Lending Fund
6.300% due 08/19/2031				500		499
HUB International Ltd.
7.250% due 06/15/2030				1,900		1,951

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$		$
Hudson Pacific Properties LP
3.950% due 11/01/2027				325		317
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.250% due 05/15/2027				300		297
9.000% due 06/15/2030				300		280
ICBC Standard Bank PLC
20.000% due 12/13/2029 «		UZS		5,910,000		492
ION Platform Finance U.S., Inc.
7.875% due 09/30/2032		$		1,025		744
ION Platform Finance U.S., Inc./ION Platform Finance SARL
8.750% due 05/01/2029				450		402
Iron Mountain, Inc.
4.500% due 02/15/2031				1,775		1,699
Jane Street Group/JSG Finance, Inc.
6.750% due 05/01/2033				200		206
7.125% due 04/30/2031				1,500		1,552
Jefferson Capital Holdings LLC
8.250% due 05/15/2030				500		526
Liberty Mutual Group, Inc.
4.300% due 02/01/2061				375		239
Lion/Polaris Lux Midco SARL
5.942% (EUR003M + 3.625%) due 07/01/2029 ~		EUR		600		692
Millrose Properties, Inc.
6.375% due 08/01/2030		$		450		456
MPT Operating Partnership LP/MPT Finance Corp.
8.500% due 02/15/2032				375		384
Nature Coast Re Ltd.
13.271% (GSMMUSTI + 9.750%) due 04/10/2033 ~				250		260
Navient Corp.
9.375% due 07/25/2030				300		305
9.375% due 10/15/2031				400		399
Newmark Group, Inc.
7.500% due 01/12/2029				650		681
Nissan Motor Acceptance Co. LLC
2.750% due 03/09/2028				625		595
OneMain Finance Corp.
5.375% due 11/15/2029				1,000		983
6.125% due 05/15/2030				1,750		1,751
6.750% due 09/15/2033				900		892
7.500% due 05/15/2031				475		491
Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (f)				800		652
Pebblebrook Hotel LP/PEB Finance Corp.
6.375% due 10/15/2029				775		789
PennyMac Financial Services, Inc.
5.750% due 09/15/2031				150		142
6.875% due 05/15/2032				750		735
Rfna LP
7.875% due 02/15/2030				200		202
RHP Hotel Properties LP/RHP Finance Corp.
4.500% due 02/15/2029				1,075		1,056
Rocket Cos., Inc.
6.125% due 08/01/2030				2,375		2,417
6.125% due 08/01/2031				1,000		1,022
6.500% due 08/01/2029				400		409
7.125% due 02/01/2032				100		104
SBA Communications Corp.
3.875% due 02/15/2027				1,100		1,094
Service Properties Trust
0.000% due 09/30/2028 (f)				1,400		1,300
SLM Corp.
6.500% due 01/31/2030				475		482
Starwood Property Trust, Inc.
5.250% due 10/15/2028				400		398
6.125% due 06/01/2031				1,400		1,408
6.500% due 10/15/2030				500		512
Stingray Compute LLC
6.000% due 06/15/2031				450		451
Sunrise FinCo I BV
4.875% due 07/15/2031				600		568
Titanium 2l Bondco SARL
6.250% due 01/14/2031		EUR		971		162
UBS Group AG
9.250% due 11/13/2028 •(h)(i)		$		100		108
USI, Inc.
7.500% due 01/15/2032				1,000		1,011
UWM Holdings LLC
6.250% due 03/15/2031				700		624
VFH Parent LLC/Valor Co-Issuer, Inc.
7.500% due 06/15/2031				630		659
Vornado Realty LP
5.750% due 02/01/2033				1,600		1,606
Winston RE Ltd.
10.020% (BNMMDTSC + 6.500%) due 02/21/2028 ~				250		257
WS Escrow LLC
7.750% due 06/01/2033				400		411

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$		$
WULF Compute LLC
7.750% due 10/15/2030				650		683

						59,474

INDUSTRIALS 60.3%
1011778 BC ULC/New Red Finance, Inc.
4.000% due 10/15/2030				3,950		3,731
1261229 BC Ltd.
10.000% due 04/15/2032				2,550		2,584
A&K Travel Group Holdings Ltd.
7.500% due 05/15/2033				500		505
ADT Security Corp.
4.875% due 07/15/2032				400		378
Advance Auto Parts, Inc.
7.000% due 08/01/2030				1,700		1,744
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.500% due 03/15/2029				25		24
5.625% due 03/31/2032				1,100		1,064
Albion Financing 1 SARL/Aggreko Holdings, Inc.
7.000% due 05/21/2030				2,275		2,357
Allwyn Entertainment Financing U.K. PLC
7.875% due 04/30/2029				854		878
Altice France SA
9.500% due 11/01/2029				2,483		2,522
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.750% due 04/20/2029				700		702
American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029				700		668
4.000% due 01/15/2028				700		689
ams-OSRAM AG
7.250% due 05/31/2032		EUR		1,000		1,179
APLD ComputeCo 2 LLC
6.750% due 03/15/2031		$		600		603
APLD ComputeCo 3 LLC
7.000% due 06/15/2031				700		699
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
2.000% due 09/01/2028		EUR		600		668
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.875% due 06/30/2029		$		400		400
6.625% due 10/15/2032				100		101
Aston Martin Capital Holdings Ltd.
10.000% due 03/31/2029				325		253
ATS Corp.
4.125% due 12/15/2028				482		470
Avis Budget Finance PLC
7.000% due 02/28/2029		EUR		200		234
Axalta Coating Systems LLC
3.375% due 02/15/2029		$		1,125		1,077
Axon Enterprise, Inc.
6.125% due 03/15/2030				1,904		1,947
B&G Foods, Inc.
8.000% due 09/15/2028				1,050		1,052
Ball Corp.
2.875% due 08/15/2030				750		685
Bath & Body Works, Inc.
6.750% due 07/01/2036				500		501
Bausch & Lomb Corp.
8.375% due 10/01/2028 (i)				400		412
Bausch Health Cos., Inc.
4.875% due 06/01/2028				75		69
5.000% due 01/30/2028				300		267
11.000% due 09/30/2028				289		295
Beacon Mobility Corp.
7.250% due 08/01/2030				1,225		1,276
BKV Upstream Midstream LLC
7.500% due 10/15/2030				175		176
Block, Inc.
3.500% due 06/01/2031				1,250		1,151
6.000% due 08/15/2033				950		957
6.500% due 05/15/2032				1,475		1,507
Bond U.S. Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2
7.125% due 06/15/2033				1,100		1,111
Borr IHC Ltd./Borr Finance LLC
8.750% due 01/15/2032				650		635
Brightstar Lottery PLC/Brightstar Global Solutions Corp.
5.750% due 01/15/2033				500		490
Builders FirstSource, Inc.
4.250% due 02/01/2032				1,355		1,263
BWX Technologies, Inc.
4.125% due 06/30/2028				950		933
Caesars Entertainment, Inc.
6.500% due 02/15/2032				1,275		1,245
Canada Cartage Corp.
9.750% due 05/08/2031				625		607

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$		$
Carnival Corp. Ltd.
4.000% due 08/01/2028				1,500		1,473
5.125% due 05/01/2029				600		599
5.750% due 03/15/2030				700		709
Carvana Co.
9.000% due 06/01/2030				345		357
9.000% due 06/01/2031				1,070		1,182
CCO Holdings LLC/CCO Holdings Capital Corp.
4.500% due 08/15/2030				2,350		2,186
4.500% due 05/01/2032				975		861
4.500% due 06/01/2033				500		434
5.125% due 05/01/2027				615		614
5.375% due 06/01/2029				400		392
Celanese U.S. Holdings LLC
6.500% due 04/15/2030				700		714
Centene Corp.
2.450% due 07/15/2028				650		618
2.500% due 03/01/2031				1,710		1,495
3.375% due 02/15/2030				2,115		1,972
4.625% due 12/15/2029				600		582
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.000% due 06/15/2029				400		260
Cerdia Finanz GmbH
9.375% due 10/03/2031				275		247
Charlotte Buyer, Inc.
8.000% due 06/30/2031				550		557
Chobani LLC/Chobani Finance Corp., Inc.
4.625% due 11/15/2028				275		273
6.375% due 04/15/2034				800		812
Chord Energy Corp.
6.750% due 03/15/2033				675		685
CHS/Community Health Systems, Inc.
4.750% due 02/15/2031				504		464
5.250% due 05/15/2030				675		637
6.000% due 01/15/2029				500		495
6.125% due 04/01/2030				400		360
9.750% due 01/15/2034				700		732
10.875% due 01/15/2032				160		173
Cirsa Finance International SARL
5.401% (EUR003M + 3.000%) due 10/15/2032 ~		EUR		500		578
CITGO Petroleum Corp.
8.375% due 01/15/2029		$		400		412
Clear Channel Outdoor Holdings, Inc.
7.750% due 04/15/2028				300		301
Cleveland-Cliffs, Inc.
7.625% due 01/15/2034				500		500
Cloud Software Group, Inc.
6.625% due 08/15/2033				800		694
9.000% due 09/30/2029				1,325		1,287
Clydesdale Acquisition Holdings, Inc.
6.750% due 04/15/2032				475		461
8.750% due 04/15/2030				1,850		1,826
Cogent Communications Group LLC/Cogent Finance, Inc.
6.500% due 07/01/2032				900		811
7.000% due 06/15/2027				700		696
Columbus McKinnon Corp.
7.125% due 02/01/2033				1,058		1,061
Comstock Resources, Inc.
5.875% due 01/15/2030				575		543
6.750% due 03/01/2029				200		197
Core Scientific Finance I LLC
7.750% due 05/15/2031				1,000		1,015
CoreWeave, Inc.
8.500% due 07/15/2032		EUR		400		451
9.000% due 02/01/2031		$		800		792
9.250% due 06/01/2030				1,250		1,259
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.500% due 06/15/2031				1,000		982
Crescent Energy Finance LLC
7.625% due 04/01/2032				700		706
7.875% due 04/15/2032				750		760
Crocs, Inc.
4.125% due 08/15/2031				250		235
Crowdstrike Holdings, Inc.
3.000% due 02/15/2029				1,400		1,336
CSC Holdings LLC
4.125% due 12/01/2030				1,050		625
5.375% due 02/01/2028				175		110
5.500% due 04/15/2027				375		252
5.750% due 01/15/2030				1,325		314
7.500% due 04/01/2028				350		95
11.750% due 01/31/2029				1,175		724
Cyprium Corp./Cyprium Holdings Luxembourg SARL
6.125% due 04/15/2031				225		226
Delek Logistics Partners LP/Delek Logistics Finance Corp.
6.875% due 06/01/2034				1,100		1,095

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$		$
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
9.250% due 06/01/2032				650		661
Discovery Global Holdings, Inc.
4.279% due 03/15/2032				2,375		2,133
5.050% due 03/15/2042				850		624
DISH DBS Corp.
5.125% due 06/01/2029				50		45
5.250% due 12/01/2026				1,000		990
5.750% due 12/01/2028				550		533
7.375% due 07/01/2028				450		432
7.750% due 07/01/2026				400		400
Dorman Products, Inc.
6.250% due 06/15/2034				400		405
Dream Finders Homes, Inc.
6.875% due 09/15/2030				400		397
EchoStar Corp.
10.750% due 11/30/2029				1,875		2,027
Efesto Bidco SpA Efesto U.S. LLC
7.500% due 02/15/2032				1,000		1,002
Elanco Animal Health, Inc.
6.400% due 08/28/2028				900		926
ELK Grove Village Property LLC
7.500% due 06/15/2031				400		403
EquipmentShare.com, Inc.
7.125% due 07/01/2034 (a)				825		812
EW Scripps Co.
9.875% due 08/15/2030				1,400		1,227
Excelerate Energy LP
8.000% due 05/15/2030				475		501
Fair Isaac Corp.
6.250% due 09/15/2034				700		690
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
6.750% due 01/15/2030				550		540
Fibercop SpA
4.750% due 06/30/2030		EUR		600		700
Fiesta Purchaser, Inc.
9.625% due 09/15/2032		$		100		98
First Student Bidco, Inc./First Transit Parent, Inc.
4.000% due 07/31/2029				1,206		1,156
Flora Food Management BV
7.500% due 10/31/2030 (k)		EUR		750		855
FMC Corp.
8.000% due 06/01/2031		$		1,150		1,198
Fortescue Treasury Pty. Ltd.
4.375% due 04/01/2031				932		888
Fortress Intermediate 3, Inc.
7.500% due 06/01/2031				900		916
Froneri Lux FinCo SARL
4.750% due 08/01/2032		EUR		1,000		1,116
Gaia Purchaser, Inc.
7.625% due 07/15/2033 (a)		$		700		708
Gap, Inc.
3.625% due 10/01/2029				600		566
GB AIT Buyer, Inc.
8.750% due 04/30/2034				475		477
Gen Digital, Inc.
6.250% due 04/01/2033				800		789
Global Infrastructure Solutions, Inc.
6.375% due 07/15/2034 (a)				400		403
Global Medical Response, Inc.
7.375% due 10/01/2032				700		726
Global Partners LP/GLP Finance Corp.
8.250% due 01/15/2032				350		367
goeasy Ltd.
6.875% due 05/15/2030				75		67
6.875% due 02/15/2031				35		31
7.375% due 10/01/2030				450		406
9.250% due 12/01/2028				350		344
Goodyear Tire & Rubber Co.
8.875% due 07/15/2032				300		303
Granite Construction, Inc.
6.375% due 06/15/2034				375		382
Gray Media, Inc.
7.250% due 08/15/2033				400		394
9.625% due 07/15/2032				1,225		1,183
10.500% due 07/15/2029				270		285
Grifols SA
7.500% due 05/01/2030 (k)		EUR		462		550
HealthEquity, Inc.
4.500% due 10/01/2029		$		1,075		1,046
High Ridge
8.875% due 03/15/2049 ^«(c)				1,750		29
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032				2,550		2,335
3.750% due 05/01/2029				25		24
5.500% due 09/15/2031				2,200		2,207

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$		$
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
5.000% due 06/01/2029				800		782
Howard Midstream Energy Partners LLC
7.375% due 07/15/2032				225		233
Hybar LLC
7.375% due 07/01/2034				475		478
iHeartCommunications, Inc.
10.875% due 05/01/2030				200		174
IHO Verwaltungs GmbH
7.375% due 05/15/2033				950		988
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.
9.000% due 07/01/2028				87		87
Incora Intermediate II LLC (0.500% PIK)
0.500% due 01/31/2030 «(b)				251		251
Incora Top Holdco LLC
6.000% due 01/30/2033 «(k)				172		271
Industrial F&B Investments III, Inc.
7.750% due 02/11/2033				400		408
Ingevity Corp.
3.875% due 11/01/2028				1,325		1,284
Ingram Micro, Inc.
4.750% due 05/15/2029				1,300		1,278
Insulet Corp.
6.500% due 04/01/2033				400		406
Intralot Capital Luxembourg SA
6.750% due 10/15/2031		EUR		800		929
IQVIA, Inc.
2.250% due 01/15/2028				1,000		1,126
6.250% due 06/01/2032		$		100		102
JetBlue Airways Corp./JetBlue Loyalty LP
9.875% due 09/20/2031				825		748
KBR, Inc.
4.750% due 09/30/2028				800		790
Kinetik Holdings LP
6.625% due 12/15/2028				550		559
Kodiak Gas Services LLC
6.750% due 10/01/2035				400		411
Kraken Oil & Gas Partners LLC
7.125% due 05/15/2031				350		342
Lamar Media Corp.
4.000% due 02/15/2030				400		383
LBM Acquisition LLC
9.500% due 06/15/2031				600		535
Level 3 Financing, Inc.
7.500% due 02/15/2037				450		462
8.500% due 01/15/2036				900		967
LifePoint Health, Inc.
5.375% due 01/15/2029				200		192
7.000% due 05/01/2034				600		576
10.000% due 06/01/2032				700		700
Light & Wonder International, Inc.
7.500% due 09/01/2031				400		415
Live Nation Entertainment, Inc.
3.750% due 01/15/2028				1,850		1,816
4.750% due 10/15/2027				500		499
Lsf12 Helix Parent LLC
7.125% due 02/01/2033				600		582
Madison IAQ LLC
5.875% due 06/30/2029				200		200
Matador Resources Co.
6.250% due 04/15/2033				450		449
6.500% due 04/15/2032				400		402
Match Group Holdings II LLC
3.625% due 10/01/2031				600		540
6.125% due 09/15/2033				825		816
Mauser Packaging Solutions Holding Co.
7.875% due 04/15/2030				700		716
McGraw-Hill Education, Inc.
7.375% due 09/01/2031				600		610
Meridian Arc Holdco LLC
6.250% due 04/30/2031				1,700		1,705
MGM Resorts International
4.625% due 09/01/2026				500		500
Michaels Cos., Inc.
8.500% due 03/15/2033				700		694
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875% due 05/01/2029				400		390
Miller Homes Group Finco PLC
7.000% due 05/15/2029		GBP		325		431
Mineral Resources Ltd.
6.000% due 05/01/2032		$		500		495
9.250% due 10/01/2028				273		282
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC
6.750% due 04/01/2032				250		248
Molina Healthcare, Inc.
3.875% due 11/15/2030				475		443

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$		$
Moss Creek Resources Holdings, Inc.
8.250% due 09/01/2031				325		322
Motion Finco SARL
8.375% due 02/15/2032				400		338
MPH Acquisition Holdings LLC
5.750% due 12/31/2030				135		113
MPH Acquisition Holdings LLC (6.500% Cash and 5.000% PIK)
11.500% due 12/31/2030 (b)				74		73
Murphy Oil USA, Inc.
3.750% due 02/15/2031				1,150		1,076
Nabors Industries, Inc.
7.625% due 11/15/2032				925		947
National Mentor Holdings, Inc.
10.500% due 12/15/2030				525		554
NCL Corp. Ltd.
5.875% due 01/15/2031				700		680
NCR Atleos Corp.
9.500% due 04/01/2029				250		267
NCR Voyix Corp.
5.125% due 04/15/2029				675		659
5.250% due 10/01/2030				200		182
Newfold Digital Holdings Group, Inc.
11.750% due 04/30/2029				30		26
Nexstar Media, Inc.
6.500% due 09/15/2033				1,500		1,501
7.250% due 04/15/2034				500		499
Nissan Motor Co. Ltd.
4.345% due 09/17/2027				1,050		1,034
8.125% due 07/17/2035				1,200		1,271
Noble Finance II LLC
8.000% due 04/15/2030				1,120		1,161
Nordstrom, Inc.
5.000% due 01/15/2044				300		212
Northriver Midstream Finance LP
6.750% due 07/15/2032				400		405
Novelis Corp.
6.875% due 01/30/2030				575		590
NuStar Logistics LP
6.375% due 10/01/2030				500		517
OAK-Eagle Acquireco, Inc.
7.250% due 07/01/2033				600		628
8.750% due 07/01/2034				700		743
Odfjell Rig III Ltd.
7.250% due 03/08/2031				600		617
Olympus Water U.S. Holding Corp.
5.375% due 10/01/2029		EUR		500		560
6.750% due 08/01/2032		$		575		562
7.250% due 06/15/2031				500		507
OneSky Flight LLC
8.875% due 12/15/2029				300		317
Open Text Holdings, Inc.
4.125% due 02/15/2030				1,800		1,650
Organon & Co./Organon Foreign Debt Co-Issuer BV
6.750% due 05/15/2034				500		528
7.875% due 05/15/2034				325		348
Outfront Media Capital LLC/Outfront Media Capital Corp.
6.000% due 06/15/2034				475		474
Paramount Global
4.600% due 01/15/2045				1,200		765
4.900% due 08/15/2044				500		331
5.850% due 09/01/2043				2,100		1,573
Park River Holdings, Inc.
8.750% due 12/31/2030				169		164
Performance Food Group, Inc.
4.250% due 08/01/2029				1,225		1,190
5.625% due 03/01/2034				500		491
Perrigo Finance Unlimited Co.
5.150% due 06/15/2030				500		481
6.125% due 09/30/2032				500		478
PetSmart LLC/PetSmart Finance Corp.
7.500% due 09/15/2032				425		425
Photo Holdings LLC
12.000% due 07/01/2031				600		619
Pilgrim’s Pride Corp.
3.500% due 03/01/2032				500		456
Pinnacle Bidco PLC
8.250% due 10/11/2028		EUR		1,600		1,895
Pioneer Opco LLC
7.000% due 05/15/2033		$		425		433
PLS Group Ltd.
6.875% due 05/01/2031				500		512
Post Holdings, Inc.
4.625% due 04/15/2030				900		870
6.250% due 10/15/2034				100		98
6.500% due 03/15/2036				1,400		1,385

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$		$
Prime Healthcare Services, Inc.
9.375% due 09/01/2029				350		366
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.375% due 08/31/2027				1,500		1,470
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
4.375% due 04/30/2029				1,250		1,221
6.250% due 04/01/2029				500		502
PTC, Inc.
4.000% due 02/15/2028				1,300		1,274
Quikrete Holdings, Inc.
6.375% due 03/01/2032				2,475		2,529
6.750% due 03/01/2033				600		612
QXO Building Products, Inc.
6.500% due 07/15/2031				450		459
6.750% due 04/30/2032				1,400		1,446
6.875% due 07/15/2034				750		770
Rakuten Group, Inc.
9.750% due 04/15/2029				1,200		1,305
Raven Acquisition Holdings LLC
6.875% due 11/15/2031				1,650		1,614
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC
10.000% due 01/15/2031				875		872
Road Michigan Property Owner I LLC
7.500% due 03/30/2045				1,000		997
ROBLOX Corp.
3.875% due 05/01/2030				900		851
Royal Caribbean Cruises Ltd.
5.625% due 09/30/2031				600		605
Ryan Specialty LLC
5.875% due 08/01/2032				750		738
SCIL IV LLC/SCIL USA Holdings LLC
9.500% due 07/15/2028		EUR		300		355
Seadrill Finance Ltd.
8.375% due 08/01/2030		$		1,100		1,154
Seagate Data Storage Technology Pte. Ltd.
4.125% due 01/15/2031				553		526
5.750% due 12/01/2034				1,100		1,119
9.625% due 12/01/2032				358		395
Service Corp. International
3.375% due 08/15/2030				954		886
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.625% due 03/01/2029				1,975		1,909
Sirius XM Radio LLC
3.875% due 09/01/2031				400		364
4.000% due 07/15/2028				550		536
4.125% due 07/01/2030				2,175		2,049
5.000% due 08/01/2027				750		749
SM Energy Co.
6.750% due 08/01/2029				1,550		1,579
Snap, Inc.
6.875% due 03/01/2033				1,350		1,317
6.875% due 03/15/2034				800		775
Specialty Building Products Holdings LLC/SBP Finance Corp.
7.750% due 10/15/2029				200		184
Stagwell Global LLC
5.625% due 08/15/2029				1,125		1,086
Standard Industries, Inc.
3.375% due 01/15/2031				1,000		901
4.750% due 01/15/2028				600		596
Staples, Inc.
10.750% due 09/01/2029				450		430
Star Parent, Inc.
9.000% due 10/01/2030				450		472
Station Casinos LLC
4.500% due 02/15/2028				425		420
4.625% due 12/01/2031				525		499
Stonepeak Nile Parent LLC
7.250% due 03/15/2032				925		959
Sunoco LP
5.625% due 03/15/2031				2,200		2,185
SV RNO Property Owner 1 LLC
5.875% due 03/01/2031				1,200		1,183
Sword Purchaser LLC
8.250% due 04/15/2033				500		518
Synergy Infrastructure Holdings LLC
7.000% due 07/15/2034				425		431
TeamSystem SpA
5.704% due 07/31/2031 •		EUR		300		341
Teleflex, Inc.
5.875% due 01/15/2032		$		325		328
Tenet Healthcare Corp.
4.250% due 06/01/2029				700		681
6.125% due 10/01/2028				1,000		1,005
TGNR Intermediate Holdings LLC
5.500% due 10/15/2029				25		25

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$		$
TGS ASA
8.500% due 01/15/2030				700		736
Thames Water Super Senior Issuer PLC
9.750% due 10/10/2027		GBP		390		549
9.750% due 10/10/2027				90		127
Tidewater, Inc.
9.125% due 07/15/2030		$		200		214
TK Elevator Midco GmbH
4.375% due 07/15/2027		EUR		102		117
Topaz Solar Farms LLC
5.750% due 09/30/2039		$		258		254
TopBuild Corp.
3.625% due 03/15/2029				1,925		1,925
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC
9.500% due 05/15/2030				1,100		1,038
TransDigm, Inc.
6.875% due 12/15/2030				625		643
Transocean Aquila Ltd.
8.000% due 09/30/2028				308		316
Transocean International Ltd.
7.875% due 10/15/2032				1,200		1,253
8.750% due 02/15/2030				350		364
Travel & Leisure Co.
4.500% due 12/01/2029				575		557
6.250% due 06/01/2031				900		906
TriNet Group, Inc.
3.500% due 03/01/2029				500		472
7.125% due 08/15/2031				500		503
Tutor Perini Corp.
6.625% due 07/15/2033 (a)				500		503
Twilio, Inc.
3.625% due 03/15/2029				625		603
3.875% due 03/15/2031				300		283
U.S. Acute Care Solutions LLC
9.750% due 05/15/2029				1,025		968
U.S. Foods, Inc.
4.625% due 06/01/2030				275		269
4.750% due 02/15/2029				1,300		1,284
U.S. Renal Care, Inc.
10.625% due 06/28/2028				210		195
UKG, Inc.
6.875% due 02/01/2031 (i)				1,250		1,215
United Rentals North America, Inc.
3.750% due 01/15/2032				1,700		1,577
Univision Communications, Inc.
4.500% due 05/01/2029				750		717
7.375% due 06/30/2030				250		251
8.500% due 07/31/2031				825		829
8.875% due 04/15/2033				800		788
9.375% due 08/01/2032				850		864
Valaris Ltd.
8.375% due 04/30/2030				1,400		1,454
Valvoline, Inc.
3.625% due 06/15/2031				575		531
Venture Global Calcasieu Pass LLC
3.875% due 11/01/2033				1,575		1,405
6.000% due 05/01/2036				450		455
Venture Global LNG, Inc.
6.375% due 12/15/2034				750		738
6.625% due 06/15/2036				750		740
7.000% due 01/15/2030				3,500		3,571
9.500% due 02/01/2029				100		108
Venture Global Plaquemines LNG LLC
6.125% due 12/15/2030				1,100		1,126
6.500% due 01/15/2034				1,775		1,850
7.500% due 05/01/2033				525		576
Versant Media Group, Inc.
7.250% due 01/30/2031				1,000		1,035
VF Corp.
2.950% due 04/23/2030				500		456
Viavi Solutions, Inc.
3.750% due 10/01/2029				275		262
Virgin Media Secured Finance PLC
4.250% due 01/15/2030		GBP		950		1,112
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
6.375% due 02/01/2030		$		1,375		1,310
8.750% due 01/15/2032 (l)				500		496
Vmed O2 U.K. Financing I PLC
4.500% due 07/15/2031		GBP		1,400		1,533
4.750% due 07/15/2031		$		2,025		1,666
VOC Escrow Ltd.
5.000% due 02/15/2028				2,400		2,398
Voyager Parent LLC
9.250% due 07/01/2032				568		601
VZ Secured Financing BV
5.000% due 01/15/2032				2,175		1,906

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$		$
7.500% due 01/15/2033				600		575
Wayfair LLC
6.750% due 11/15/2032				400		411
7.750% due 09/15/2030				400		421
WBI Operating LLC
6.250% due 10/15/2030				500		503
Weatherford International Ltd.
6.750% due 10/15/2033				1,450		1,480
Whirlpool Corp.
6.125% due 06/15/2030				300		277
White Cap Supply Holdings LLC
7.375% due 11/15/2030				500		507
Windstream Services LLC/Windstream Escrow Finance Corp.
8.250% due 10/01/2031				1,950		2,057
WR Grace Holdings LLC
5.625% due 08/15/2029				800		753
7.000% due 08/01/2033				650		633
Wyndham Hotels & Resorts, Inc.
4.375% due 08/15/2028				500		493
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.250% due 05/15/2027				1,000		1,000
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.125% due 10/01/2029				600		596
7.125% due 02/15/2031				600		634
Yinson Boronia Production BV
8.947% due 07/31/2042				607		668
Yum! Brands, Inc.
4.625% due 01/31/2032				1,100		1,053
5.375% due 04/01/2032				925		921
6.875% due 11/15/2037				350		380
Zayo Group Holdings, Inc. (7.125% Cash and 1.875% PIK)
9.000% due 09/09/2030 (b)				250		247
Zebra Technologies Corp.
6.500% due 06/01/2032				500		506
ZF North America Capital, Inc.
7.500% due 03/24/2031				600		604
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.875% due 02/01/2029				1,050		855

						279,666

UTILITIES 3.3%
Altice Holdings 1 SARL
0.000% due 12/31/2099 «		EUR		2		31
AmeriGas Partners LP/AmeriGas Finance Corp.
6.875% due 06/01/2031		$		450		456
Clearway Energy Operating LLC
3.750% due 02/15/2031				800		742
ContourGlobal Power Holdings SA
6.750% due 02/28/2030				525		533
Electricite de France SA
9.125% due 03/15/2033 •(h)				75		87
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple
7.250% due 01/31/2041				198		201
Genesis Energy LP/Genesis Energy Finance Corp.
6.750% due 03/15/2034				1,250		1,241
7.875% due 05/15/2032				425		438
Hilcorp Energy I LP/Hilcorp Finance Co.
6.875% due 05/15/2034				675		657
iliad SA
4.250% due 12/15/2029		EUR		400		464
NRG Energy, Inc.
5.750% due 01/15/2034		$		1,100		1,092
PacifiCorp
7.125% due 08/15/2056 •				700		696
PBF Holding Co. LLC/PBF Finance Corp.
7.250% due 06/01/2034				900		892
PR RNO Property Owner 1 LLC
6.500% due 05/01/2031				1,400		1,399
Puget Energy, Inc.
7.250% due 09/15/2056 •				500		511
Southern California Edison Co.
5.200% due 06/01/2034				500		496
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.000% due 09/01/2031				50		50
6.750% due 03/15/2034				600		607
TerraForm Power Operating LLC
5.000% due 01/31/2028				300		298
TransAlta Corp.
6.500% due 03/15/2040				100		98
TXNM Energy, Inc.
7.000% due 07/31/2056 •				600		607
Veon Midco BV
6.950% due 06/01/2031				500		500
7.450% due 06/01/2033				700		699

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$		$
Vodafone Group PLC
5.125% due 06/04/2081 •				500		391
VoltaGrid LLC
7.375% due 11/01/2030				500		519
Yinson Production Financial Services Pte. Ltd.
9.625% due 05/03/2029				1,200		1,272

						14,977

Total Corporate Bonds & Notes (Cost $354,015)						354,117

CONVERTIBLE BONDS & NOTES 0.2%
INDUSTRIALS 0.2%
ams-OSRAM AG
2.125% due 11/03/2027		EUR		900		1,011
Ubisoft Entertainment SA
2.375% due 11/15/2028				100		112

Total Convertible Bonds & Notes (Cost $1,011)						1,123

MUNICIPAL BONDS & NOTES 0.1%
ARIZONA 0.1%
Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2024
7.375% due 10/01/2029		$		400		418

Total Municipal Bonds & Notes (Cost $400)						418

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Notes
4.125% due 02/15/2036				350		341

Total U.S. Treasury Obligations (Cost $344)						341

SOVEREIGN ISSUES 0.1%
Turkiye Government Bonds
40.305% (BISTREFI + 0.000%) due 09/06/2028 ~		TRY		13,000		280

Total Sovereign Issues (Cost $378)						280

				SHARES
COMMON STOCKS 0.3%
COMMUNICATION SERVICES 0.1%
Clear Channel Outdoor Holdings, Inc. (d)				51,501		124
SES SA «(d)				28,420		430

						554

CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex SAB de CV «(d)				294,527		0

FINANCIALS 0.0%
Amsurg Corp. (d)				3,438		3

HEALTH CARE 0.1%
Healogics, Inc. «(d)				44,931		451

INDUSTRIALS 0.1%
CHC Group LLC (d)				3,887		0
Incora New Equity «(d)(k)				7,427		293
Spirit Aviation Holdings, Inc. (d)				5,400		0

						293

Total Common Stocks (Cost $5,890)						1,301

WARRANTS 0.0%
CONSUMER DISCRETIONARY 0.0%
Revlon Group Holdings LLC - Exp. 04/28/2028 «				3,087		0

INDUSTRIALS 0.0%
Spirit Aviation Holdings, Inc. -Exp. 03/11/2035 «				3,916		0

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2026 (Unaudited)

	$	$

Total Warrants (Cost $234)			0

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
ADLER Group SA «	173,624		0

Total Preferred Securities (Cost $0)			0

SHORT-TERM INSTRUMENTS 10.1%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class
3.690% (j)	487,118		487

	PRINCIPAL AMOUNT (000s)

SHORT-TERM NOTES 9.8%
Federal Home Loan Bank Discount Notes
3.699% due 07/22/2026 (f)(g)	$6,500		6,486
3.712% due 07/31/2026 (f)(g)	800		797
3.713% due 07/31/2026 (f)(g)	4,900		4,885
3.717% due 10/09/2026 (f)(g)	3,100		3,068
3.724% due 07/06/2026 (f)(g)	23,800		23,786
3.732% due 09/30/2026 (f)(g)	6,600		6,538

		45,560

U.S. TREASURY BILLS 0.2%
3.711% due 07/09/2026 - 09/10/2026 (e)(f)	1,000		996

Total Short-Term Instruments (Cost $47,049)			47,043

Total Investments in Securities (Cost $443,735)			438,474

	SHARES
INVESTMENTS IN AFFILIATES 3.8%
SHORT-TERM INSTRUMENTS 3.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.8%
PIMCO Short-Term Floating NAV Portfolio III	1,805,043		17,583

Total Short-Term Instruments (Cost $17,582)			17,583

Total Investments in Affiliates (Cost $17,582)			17,583

Total Investments 98.4% (Cost $461,317)			$456,057
Financial Derivative Instruments (m)(o) 0.2%(Cost or Premiums, net $4,588)			715
Other Assets and Liabilities, net 1.4%			6,922

Net Assets 100.0%			$463,694

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Coupon represents a yield to maturity.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)	Contingent convertible security.

(j)	Coupon represents a 7-Day Yield.

(k)	RESTRICTED SECURITIES:

Issuer Description		Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Flora Food Management BV 7.500% due 10/31/2030		01/20/2026	$879	$855	0.18%
Grifols SA 7.500% due 05/01/2030		08/01/2025	554	550	0.12
Incora New Equity		01/31/2025	361	293	0.06
Incora Top Holdco LLC 6.000% due 01/30/2033		01/31/2025 -05/01/2026	172	271	0.06

			$1,966	$1,969	0.42%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
MYI	2.000%	06/30/2026	07/14/2026	$(377)	$(377)

Total Reverse Repurchase Agreements					$(377)

(l)	Securities with an aggregate market value of $496 have been pledged as collateral under the terms of master agreements as of June 30, 2026.

(1)

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(574) at a weighted average interest rate of 1.200%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	6	$659	$5	$0	$(2)
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	236	48,647	(61)	0	(28)
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	409	43,782	94	5	(64)
Long Gilt Futures	09/2026	6	710	13	1	(4)

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2026 (Unaudited)

Ultra 10 Year U.S. Treasury Notes Futures	09/2026	137	15,408	201	0	(53)
Ultra U.S. Treasury Bond Futures	09/2026	19	2,207	74	0	(14)

				$326	$6	$(165)

SHORT FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
SFE 10 Year Australian Bond Futures	09/2026	2	$(152)	$(2)	$0	$0

Total Futures Contracts				$324	$6	$(165)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
Bombardier, Inc.	5.000%	Quarterly	12/20/2027	0.319%	$	800	$(6)	$61	$55	$0	$0
Charter Communications	5.000	Quarterly	12/20/2030	2.807		2,350	251	(49)	202	0	(9)
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2027	0.655		500	50	(18)	32	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2028	0.727		550	45	0	45	0	0
Worldline SA/France	5.000	Quarterly	12/20/2028	8.139	EUR	1,100	(165)	83	(82)	2	0
ZF Europe Finance BV	5.000	Quarterly	12/20/2029	2.258		700	54	18	72	0	(2)
ZF Europe Finance BV	5.000	Quarterly	06/20/2030	2.482		675	14	57	71	0	(1)

							$243	$152	$395	$2	$(12)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.HY-45 5-Year Index	5.000%	Quarterly	12/20/2030	$10,388	$814	$45	$859	$0	$(6)
CDX.HY-46 5-Year Index	5.000	Quarterly	06/20/2031	35,739	2,210	720	2,930	0	(18)

					$3,024	$765	$3,789	$0	$(24)

INTEREST RATE SWAPS

									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.250%	Annual	06/17/2031	$4,000	$69	$50	$119	$11	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032	1,850	(47)	65	18	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035	7,000	381	14	395	32	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055	2,600	411	8	419	26	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2056	3,350	26	81	107	37	0
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	06/18/2030 AUD	7,700	40	(158)	(118)	0	(2)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/18/2036	800	1	(26)	(25)	0	0
Receive(5)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036 EUR	200	8	(4)	4	0	0
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056	990	23	(5)	18	1	0

						$912	$25	$937	$113	$(2)

Total Swap Agreements						$4,179	$942	$5,121	$115	$(38)

(n)	Cash of $9,284 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026.

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2026 (Unaudited)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(o)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
AZD	07/2026	AUD	23	$	16	$1	$0
BOA	07/2026	GBP	480		641	4	0
	08/2026	ILS	18		6	0	0
BPS	07/2026		34		12	0	0
	07/2026	$	78	TWD	2,450	0	(1)
	07/2026	ZAR	622	$	38	0	0
	09/2026	$	0	THB	9	0	0
BRC	07/2026	ILS	38	$	13	0	0
	07/2026	$	531	TRY	25,296	5	0
	07/2026	ZAR	3,071	$	189	2	0
CBK	07/2026	ILS	38		13	0	0
	07/2026	$	88	PLN	320	0	(3)
	07/2026		28	TWD	878	0	0
	08/2026	EUR	456	$	520	0	(1)
	08/2026	ILS	84		29	1	0
	10/2026	UZS	229,588		18	0	(1)
DUB	07/2026	$	87	PLN	324	0	(1)
	07/2026	ZAR	1,428	$	88	1	0
	09/2026	UZS	1,253,070		98	0	(5)
	10/2026		3,741,003		295	0	(13)
FAR	07/2026	GBP	3,966		5,333	73	0
	07/2026	PLN	408		112	3	0
	07/2026	$	248	PLN	915	0	(5)
	07/2026		81	SGD	103	0	(1)
	07/2026	ZAR	2,035	$	123	0	(1)
	08/2026	ILS	24		9	0	0
GLM	07/2026	CAD	260		182	0	(1)
	08/2026	$	182	CAD	259	1	0
JPM	07/2026	AUD	98	$	70	2	0
	07/2026	ILS	101		34	0	0
	07/2026	PLN	1,043		286	9	0
	08/2026	ILS	69		24	1	0
	10/2026	UZS	698,659		55	0	(2)
MBC	07/2026	AUD	0		0	0	0
	07/2026	EUR	2,052		2,385	41	0
	07/2026	$	46	AUD	67	0	0
	07/2026		238	CHF	186	0	(7)
	07/2026		800	GBP	596	0	(10)
	08/2026	AUD	67	$	46	0	0
	08/2026	$	572	EUR	501	1	0
SOG	07/2026	CHF	186	$	230	0	0
	07/2026	EUR	13,554		15,811	324	0
	07/2026	SGD	103		80	0	0
	07/2026	$	37	AUD	54	0	0
	07/2026		17,752	EUR	15,606	80	0
	08/2026	AUD	54	$	37	0	0
	08/2026	EUR	15,606		17,776	0	(79)
	08/2026	$	230	CHF	186	0	0
	08/2026		80	SGD	103	0	0
SSB	07/2026		194	CAD	267	0	(5)
	07/2026		5,089	GBP	3,850	18	0
	08/2026	GBP	3,850	$	5,089	0	(18)
UAG	07/2026	$	89	PLN	325	0	(3)

Total Forward Foreign Currency Contracts						$567	$(157)

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2026 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

										Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Nissan Motor Co. Ltd.	1.000%	Quarterly	12/20/2030	2.400%	JPY	10,200	$(5)	$1	$0	$(4)
JPM	Nissan Motor Co. Ltd.	1.000	Quarterly	12/20/2030	2.400		14,500	(8)	3	0	(5)
MYC	Nissan Motor Co. Ltd.	1.000	Quarterly	12/20/2030	2.400		29,500	(15)	5	0	(10)

								$(28)	$9	$0	$(19)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

									Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	730	$166	$(11)	$155	$0
BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		510	118	(10)	108	0
CBK	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		220	50	(3)	47	0
JPM	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		450	103	(7)	96	0

							$437	$(31)	$406	$0

Total Swap Agreements							$409	$(22)	$406	$(19)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$29,817	$4,034	$33,851
Corporate Bonds & Notes
Banking & Finance	0	58,982	492	59,474
Industrials	0	279,115	551	279,666
Utilities	0	14,946	31	14,977
Convertible Bonds & Notes
Industrials	0	1,123	0	1,123
Municipal Bonds & Notes
Arizona	0	418	0	418
U.S. Treasury Obligations	0	341	0	341
Sovereign Issues	0	280	0	280
Common Stocks
Communication Services	124	0	430	554
Financials	0	3	0	3
Health Care	0	0	451	451
Industrials	0	0	293	293
Common Stocks	0	0	0	0
Short-Term Instruments
Mutual Funds	487	0	0	487
Short-Term Notes	0	45,560	0	45,560
U.S. Treasury Bills	0	996	0	996

	$611	$431,581	$6,282	$438,474
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$17,583	$0	$0	$17,583

Total Investments	$18,194	$431,581	$6,282	$456,057

Short Sales, at Value - Liabilities
Common Stocks	$0	$0	$0	$0

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1	120	0	121
Over the counter	0	973	0	973

	$1	$1,093	$0	$1,094
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(4)	(199)	0	(203)
Over the counter	0	(176)	0	(176)

	$(4)	$(375)	$0	$(379)

Total Financial Derivative Instruments	$(3)	$718	$0	$715

Totals	$18,191	$432,299	$6,282	$456,772

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2026 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2026:

Category and Subcategory	Beginning Balance at 03/31/2026	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)		Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2026 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$5,423	$1,124	$(1,686)	$35	$	(66)	$14	$182	$(992)	$4,034	$71
Corporate Bonds & Notes
Banking & Finance	485	0	0	0		0	7	0	0	492	7
Industrials	528	10	0	0		0	13	0	0	551	12
Utilities	28	0	0	0		0	3	0	0	31	3
Common Stocks
Communication Services	426	0	0	0		0	4	0	0	430	4
Health Care	897	0	(139)	0		(5)	(302)	0	0	451	(295)
Industrials	281	0	0	0		0	12	0	0	293	11
Warrants
Industrials	1	0	(80)	0		0	79	0	0	0	0

Totals	$8,069	$1,134	$(1,905)	$35	$	(71)	$(170)	$182	$(992)	$6,282	$(187)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

							(% Unless Noted Otherwise)
Category and Subcategory	Ending Balance at 06/30/2026		Valuation Technique	Unobservable Inputs			Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$
		2,952	Discounted Cash Flow	Discount Rate			8.987 – 11.470	9.901
		899	—	—			8.670	—
		183	Third Party Vendor	Broker Quote			92.290 – 95.000	92.402
Corporate Bonds & Notes
Banking & Finance		492	Proxy pricing	Base Price			100.000	—
Industrials
		522	Comparable Companies / Discounted Cash Flow	EBITDA Multiple/Discount Rate			13.000/10.250	—
		29	Expected Recovery	Price			0.000	—
Utilities		31	Indicative Market Quotation	Broker Quote	EUR		13.500	—
Common Stocks
Communication Services		430	Indicative Market Quotation	Broker Quote			$15.125	—
Health Care		451	Comparable Companies	EBITDA Multiple	X		8.400	—
Industrials		293	Comparable Companies / Discounted Cash Flow	EBITDA Multiple/Discount Rate	X/	%	13.000/10.250	—

Total		$6,282

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund I, II, III, VII and VIII, Ltd., and PIMCO Capital Securities Fund (Cayman) Ltd., the Cayman Islands exempted companies, and MLM 766 LLC and MLM 700 LLC, the Delaware limited liability companies, (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the respective Funds listed below (“Consolidated Funds”) in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information (with respect to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO TRENDS Managed Futures Strategy Fund and PIMCO Preferred and Capital Securities Fund) or Offering Memorandum and Offering Memorandum Supplement (with respect to the PIMCO Income Fund and PIMCO Total Return Fund). Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	17.5%
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	19.5%
PIMCO Global Core Asset Allocation Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	1.0%
PIMCO Income Fund	MLM 766 LLC	04/30/2018	0.0%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	31.0%
PIMCO Preferred and Capital Securities Fund	PIMCO Capital Securities Fund (Cayman) Ltd.	02/04/2015	17.6%
PIMCO Total Return Fund	MLM 700 LLC	05/07/2018	0.0%
PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	7.1%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Funds’ shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Notes to Financial Statements (Cont.)

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed-through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2026, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund may gain exposure to the commodities markets primarily through Index-linked notes and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Fund’s income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Subsidiary’s earnings would be treated as other qualifying income if derived with respect to a Fund’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and a Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund, the Fund may be subject to additional tax risk.

Notes to Financial Statements (Cont.)

4. INVESTMENTS IN AFFILIATES

The Funds listed below invest substantially all or a significant portion of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$1,671,876	$107,035	$(404,311)	$56,674	$99,771	$1,531,045	$73,555	$0
PIMCO All Asset: Multi-Real Fund	2,048,955	103,228	(57,264)	7,494	43,445	2,145,858	79,069	0
PIMCO Emerging Markets Bond Fund	50,530	31,079	(5,603)	(43)	2,158	78,121	1,271	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	367,693	9,344	(38,719)	(981)	5,683	343,020	8,111	0
PIMCO Emerging Markets Local Currency and Bond Fund	800,678	132,117	(6,868)	(310)	25,187	950,804	15,469	0
PIMCO Extended Duration Fund	147,632	47,816	0	0	1,040	196,488	2,086	0
PIMCO Government Money Market Fund	59,218	161,628	(157,988)	0	(1)	62,857	523	0
PIMCO High Yield Fund	372,193	21,955	(32,539)	(394)	1,779	362,994	5,734	0
PIMCO High Yield Spectrum Fund	135,322	22,303	0	0	836	158,461	2,512	0
PIMCO Income Fund	130,177	11,593	(7,665)	(116)	1,117	135,106	1,761	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	311,653	82,362	(1,567)	(26)	5,675	398,097	3,374	0
PIMCO Investment Grade Credit Bond Fund	64,367	808	0	0	286	65,461	805	0
PIMCO Long Duration Total Return Fund	171,294	32,238	0	0	1,110	204,642	2,577	0
PIMCO Long-Term Real Return Fund	0	78,521	0	0	(1,258)	77,263	1,584	0
PIMCO Long-Term U.S. Government Fund	231,211	54,883	(1,123)	(34)	(478)	284,459	3,079	0
PIMCO Low Duration Fund	532,856	160,128	(116,207)	(484)	(1,649)	574,644	5,529	0
PIMCO RAE Emerging Markets Fund	245,841	14,839	(73,481)	16,417	(11,242)	192,374	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	338,210	64,481	(27,500)	1,495	(22,535)	354,151	16,776	0
PIMCO RAE International Fund	67,829	0	(15,389)	5,212	(5,300)	52,352	0	0
PIMCO RAE PLUS EMG Fund	98,005	5,692	0	0	788	104,485	5,691	0
PIMCO RAE PLUS International Fund	99,691	6,595	0	0	(4,200)	102,086	6,595	0
PIMCO RAE US Fund	107,664	0	(10,320)	686	13,671	111,701	0	0
PIMCO RAE US Small Fund	157,156	0	(47,981)	8,055	20,201	137,431	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	333,512	74,529	(23,658)	(642)	(36,523)	347,218	6,412	0
PIMCO Real Return Fund	105,051	33,553	(31,235)	425	(1,296)	106,498	2,178	0
PIMCO RealEstateRealReturn Strategy Fund	185,890	1,411	(6,713)	106	20,822	201,516	1,411	0
PIMCO Total Return Fund	700,111	143,869	(75,680)	(359)	1,352	769,293	8,765	0
PIMCO TRENDS Managed Futures Strategy Fund	417,122	6,064	(39,730)	111	1,098	384,665	4,873	0
Totals	$9,951,737	$1,408,071	$(1,181,541)	$93,286	$161,537	$10,433,090	259,740	$0

Notes to Financial Statements (Cont.)

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-Real Fund	$120,856	$4,381	$(9,897)	$1,977	$1,266	$118,583	$4,380	$0
PIMCO All Authority: Multi-RAE PLUS Fund	140,785	4,599	(62,668)	11,647	1,444	95,807	4,450	0
PIMCO CommoditiesPLUS® Strategy Fund	0	16,370	(137)	(6)	(2,388)	13,839	1,307	0
PIMCO CommodityRealReturn Strategy Fund®	21,235	2,434	(9,347)	1,560	(3,250)	12,632	965	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	49,142	1,058	(7,533)	174	481	43,322	1,059	0
PIMCO Emerging Markets Local Currency and Bond Fund	107,941	11,932	(1,738)	(60)	3,379	121,454	2,053	0
PIMCO Extended Duration Fund	16,493	5,502	(596)	(24)	138	21,513	231	0
PIMCO Government Money Market Fund	9,564	47,400	(47,211)	0	0	9,753	81	0
PIMCO High Yield Fund	68,025	1,962	(6,554)	(80)	338	63,691	1,032	0
PIMCO High Yield Spectrum Fund	24,645	4,273	(809)	(15)	168	28,262	453	0
PIMCO Income Fund	11,467	809	(672)	(1)	88	11,691	158	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	86,900	16,984	(2,868)	(62)	1,574	102,528	938	0
PIMCO Investment Grade Credit Bond Fund	5,859	73	(230)	(26)	52	5,728	72	0
PIMCO Long Duration Total Return Fund	18,578	4,583	(632)	(10)	143	22,662	275	0
PIMCO Long-Term Credit Bond Fund	0	5,435	0	0	28	5,463	45	0
PIMCO Long-Term Real Return Fund	14,075	6,054	(100)	0	(292)	19,737	601	0
PIMCO Long-Term U.S. Government Fund	25,311	2,224	(1,815)	(70)	(24)	25,626	311	0
PIMCO Low Duration Fund	178,455	33,260	(24,422)	(56)	(712)	186,525	1,873	0
PIMCO RAE Emerging Markets Fund	20,782	1,436	(14,743)	5,468	(4,697)	8,246	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	42,191	8,383	(3,789)	173	(2,823)	44,135	2,101	0
PIMCO RAE International Fund	3,965	0	(2,099)	768	(729)	1,905	0	0
PIMCO RAE PLUS EMG Fund	10,368	582	(511)	107	18	10,564	582	0
PIMCO RAE PLUS International Fund	13,538	684	(3,492)	1,314	(1,552)	10,492	684	0
PIMCO RAE US Small Fund	13,233	0	(7,302)	889	1,192	8,012	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,254	8,908	(2,247)	3	(4,683)	43,235	804	0
PIMCO Real Return Fund	20,539	9,293	(1,652)	41	(352)	27,869	566	0
PIMCO RealEstateRealReturn Strategy Fund	78,564	8,349	(7,364)	243	9,166	88,958	625	0
PIMCO Total Return Fund	164,974	13,647	(11,374)	(36)	253	167,464	1,990	0
PIMCO TRENDS Managed Futures Strategy Fund	58,113	632	(9,324)	(43)	255	49,633	632	0
Totals	$1,366,852	$221,247	$(241,126)	$23,875	$(1,519)	$1,369,329	$28,268	$0

Notes to Financial Statements (Cont.)

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$11,266	$186	$0	$0	$319	$11,771	$187	$0
PIMCO Emerging Markets Corporate Bond Fund	44,502	748	0	0	637	45,887	748	0
PIMCO Emerging Markets Local Currency and Bond Fund	71,853	9,991	(16,724)	(311)	2,519	67,327	1,404	0
PIMCO Short-Term Floating NAV Portfolio III	21,175	50,835	(67,900)	2	1	4,113	37	0
Totals	$148,796	$61,760	$(84,624)	$(309)	$3,476	$129,098	$2,376	$0

PIMCO Global Core Asset Allocation Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Income Fund	$33,008	$444	$0	$0	$246	$33,698	$444	$0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	65,566	1,208	0	0	1,023	67,797	652	0
PIMCO Short Asset Portfolio	73,246	700	(36,586)	166	79	37,605	704	0
PIMCO Short-Term Floating NAV Portfolio III	18,915	104,694	(109,972)	4	0	13,641	194	0
PIMCO Total Return Fund	33,184	402	0	0	38	33,624	404	0
Totals	$223,919	$107,448	$(146,558)	$170	$1,386	$186,365	$2,398	$0

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Commodity Strategy Active Exchange-Traded Fund	$96,072	$0	$0	$0	$(4,763)	$91,309	$566	$0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	134,702	3,172	0	0	1,770	139,644	3,170	0
PIMCO Short-Term Floating NAV Portfolio III	4,843	224,779	(217,500)	0	0	12,122	80	0
Totals	$235,617	$227,951	$(217,500)	$0	$(2,993)	$243,075	$3,816	$0

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Moderate Duration Fund	$102,918	$0	$0	$0	$(457)	$102,461	$1,203	$0
PIMCO Total Return Fund II	34,741	0	0	0	(154)	34,587	406	0

Notes to Financial Statements (Cont.)

PIMCO Preferred And Capital Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$43,593	$0	$0	$0	$583	$44,176	$645	$0

PIMCO Senior Loan Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$83,826	$27,867	$0	$0	$(202)	$111,491	$2,082	$0
PIMCO Total Return Fund	28,966	0	0	0	(41)	28,925	651	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$94,026	$1,023	$0	$0	$336	$95,385	$1,023	$0
PIMCO Dynamic Bond Fund	129,733	1,411	0	0	464	131,608	1,411	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	57,576	626	0	0	206	58,408	626	0
PIMCO Emerging Markets Local Currency and Bond Fund	36,085	392	0	0	129	36,606	392	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	0	38,021	0	0	92	38,113	215	0
PIMCO High Yield Fund	0	321,064	0	0	1,104	322,168	3,193	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	767,381	777,777	(771,073)	(8,354)	10,627	776,358	7,788	0
PIMCO Low Duration Credit Fund	0	12,903	(1,478)	4	39	11,468	123	0
PIMCO Low Duration Fund	767,068	8,345	0	0	2,744	778,157	8,342	0
PIMCO Low Duration Fund II	38,859	423	0	0	139	39,421	423	0
PIMCO Low Duration Opportunities Fund	4,598	50	0	0	16	4,664	50	0
PIMCO RAE Fundamental Advantage PLUS Fund	28,755	29,365	(58,191)	48	23	0	199	0
PIMCO RAE PLUS EMG Fund	36,990	10,221	(18,228)	26	110	29,119	421	0
PIMCO RAE PLUS Fund	167,195	33,871	(201,726)	877	(217)	0	1,990	0
PIMCO RAE PLUS International Fund	25,098	7,381	(14,437)	19	70	18,131	282	0
PIMCO RAE PLUS Small Fund	31,221	339	0	0	112	31,672	340	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,911	102	(40,866)	(3)	37	1,181	106	0
PIMCO Short Asset Investment Fund	190,609	1,945	(65,000)	205	438	128,197	1,952	0

Notes to Financial Statements (Cont.)

PIMCO Short-Term Fund	478,681	5,209	0	0	1,712	485,602	5,206	0
PIMCO StocksPLUS® Absolute Return Fund	185,743	1,352	(187,721)	491	135	0	1,908	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	173,054	74,318	0	0	685	248,057	2,122	0
PIMCO StocksPLUS® International Fund (Unhedged)	19,423	12,445	(16,980)	22	57	14,967	250	0
PIMCO StocksPLUS® Short Fund	10,947	107	(3,094)	5	31	7,996	108	0
PIMCO StocksPLUS® Small Fund	14,302	155	0	0	51	14,508	156	0
PIMCO Total Return Fund	2,477,176	26,951	0	0	8,861	2,512,988	26,940	0
PIMCO TRENDS Managed Futures Strategy Fund	608,464	76,765	(62,000)	(6)	2,181	625,404	6,770	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO California Intermediate Municipal Bond Fund	$18,811	$45,332	$(58,500)	$1	$2	$5,646	$134	$0
PIMCO California Municipal Bond Fund	37,871	71,145	(103,500)	10	(3)	5,523	151	0
PIMCO California Municipal Opportunistic Value Fund	5,578	32,953	(32,500)	(1)	2	6,032	53	0
PIMCO California Short Duration Municipal Income Fund	21,277	70,884	(66,100)	1	2	26,064	184	0
PIMCO CommoditiesPLUS® Strategy Fund	603,347	283,239	(363,900)	(14)	107	522,779	5,601	0
PIMCO CommodityRealReturn Strategy Fund®	15,201	970,209	(846,500)	(16)	12	138,906	787	0
PIMCO Credit Opportunities Bond Fund	82,733	89,775	(149,000)	(12)	12	23,508	287	0
PIMCO Diversified Income Fund	193,465	278,731	(259,500)	100	(69)	212,727	1,626	0
PIMCO Dynamic Bond Fund	417,305	156,131	(555,400)	160	(161)	18,035	1,106	0
PIMCO Emerging Markets Bond Fund	118,900	311,993	(311,900)	(1)	22	119,014	996	0
PIMCO Emerging Markets Corporate Bond Fund	3,234	8,833	(8,500)	0	0	3,567	32	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	16,428	59,249	(60,400)	1	2	15,280	152	0
PIMCO Emerging Markets Local Currency and Bond Fund	166,363	923,526	(940,200)	34	(4)	149,719	1,828	0
PIMCO Extended Duration Fund	6,348	264,742	(267,400)	0	0	3,690	42	0
PIMCO Global Advantage® Strategy Bond Fund	7,592	32,630	(25,400)	(1)	3	14,824	129	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	83,041	380,113	(201,600)	(6)	35	261,583	1,897	0
PIMCO GNMA and Government Securities Fund	351	146,658	(118,100)	2	3	28,914	159	0
PIMCO High Yield Fund	385,111	53,585	(384,054)	88	(99)	54,631	923	0
PIMCO High Yield Municipal Bond Fund	450,712	498,377	(722,000)	54	20	227,163	2,580	0
PIMCO High Yield Spectrum Fund	1,507	21,975	(5,900)	0	1	17,583	73	0
PIMCO Income Fund	505,044	10,621,091	(10,996,800)	(38)	(40)	129,257	2,413	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	430,647	3,771,299	(2,776,100)	201	106	1,426,153	7,735	0

Notes to Financial Statements (Cont.)

PIMCO International Bond Fund (Unhedged)	31,238	237,056	(171,100)	(2)	16	97,208	742	0
PIMCO Investment Grade Credit Bond Fund	4,023	867,160	(870,800)	9	0	392	165	0
PIMCO Long Duration Total Return Fund	667	203,357	(203,900)	4	0	128	60	0
PIMCO Long-Term Credit Bond Fund	20,304	343,281	(363,500)	(6)	0	79	71	0
PIMCO Long-Term Real Return Fund	21,023	41,025	(61,200)	(1)	4	851	28	0
PIMCO Long-Term U.S. Government Fund	85	106,728	(106,700)	3	0	116	24	0
PIMCO Low Duration Credit Fund	12,522	3,005	(14,092)	(1)	0	1,434	14	0
PIMCO Low Duration Fund	66,300	298	(66,603)	5	0	0	348	0
PIMCO Low Duration Fund II	9,472	17,832	(24,700)	1	0	2,605	32	0
PIMCO Low Duration Income Fund	3,761,093	4,587,106	(4,225,218)	(194)	753	4,123,540	37,723	0
PIMCO Low Duration Opportunities Fund	22,369	6,066	(14,000)	(1)	3	14,437	165	0
PIMCO Moderate Duration Fund	66	1	0	0	0	67	1	0
PIMCO Mortgage Opportunities and Bond Fund	351,049	2,001,945	(2,207,000)	36	(23)	146,007	2,842	0
PIMCO Municipal Bond Fund	414,240	410,029	(815,700)	114	(59)	8,624	1,374	0
PIMCO National Intermediate Municipal Bond Fund	122,609	112,171	(232,900)	27	(15)	1,892	483	0
PIMCO National Municipal Opportunistic Value Fund	2,478	27,328	(28,200)	1	1	1,608	28	0
PIMCO New York Municipal Bond Fund	11,030	73,231	(68,500)	4	1	15,766	128	0
PIMCO Preferred and Capital Securities Fund	39,945	92,466	(97,700)	(1)	4	34,714	369	0
PIMCO RAE Fundamental Advantage PLUS Fund	16	0	0	0	0	16	0	0
PIMCO RAE PLUS EMG Fund	34	0	0	0	0	34	0	0
PIMCO RAE PLUS Fund	5,354	6	(5,300)	1	(1)	60	6	0
PIMCO RAE PLUS International Fund	26	0	0	0	1	27	0	0
PIMCO RAE PLUS Small Fund	22	0	0	0	0	22	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	94	1	0	0	0	95	1	0
PIMCO Real Return Fund	133,772	379,136	(500,000)	(3)	(11)	12,894	152	0
PIMCO RealEstateRealReturn Strategy Fund	6,522	108,633	(114,900)	3	0	258	32	0
PIMCO Short Asset Investment Fund	0	23,811	(23,700)	0	0	111	17	0
PIMCO Short Duration Municipal Income Fund	52,437	76,313	(122,400)	15	(9)	6,356	215	0
PIMCO Short-Term Fund	15	0	0	0	0	15	0	0
PIMCO StocksPLUS® Absolute Return Fund	53	1	0	0	0	54	1	0
PIMCO StocksPLUS® Fund	39,272	181,054	(211,900)	(8)	0	8,418	63	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	452,953	1,240,335	(1,436,200)	(98)	23	257,013	1,150	0
PIMCO StocksPLUS® International Fund (Unhedged)	46	0	0	0	1	47	0	0
PIMCO StocksPLUS® Long Duration Fund	8,747	125,126	(127,500)	(1)	0	6,372	25	0
PIMCO StocksPLUS® Short Fund	18,905	14,971	(33,300)	0	2	578	74	0
PIMCO StocksPLUS® Small Fund	46,201	252,107	(245,500)	1	0	52,809	632	0
PIMCO Total Return Fund	448,107	3,751,885	(3,216,500)	142	19	983,653	3,169	0
PIMCO Total Return Fund II	482	49,514	(47,600)	1	0	2,397	13	0

Notes to Financial Statements (Cont.)

PIMCO Total Return Fund IV	15,120	23,307	(22,100)	4	(1)	16,330	106	0
PIMCO TRENDS Managed Futures Strategy Fund	66,104	45,168	(111,216)	0	7	63	314	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended June 30, 2026 (amounts in thousands†, except number of shares).

PIMCO Income Fund

Security Name	Market Value at 03/31/2026	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2026	Dividend Income	Shares Held at 06/30/2026
Clear Channel Outdoor Holdings, Inc.	$120,544	$0	$0	$0	$2,543	$123,087	$0	50,862,666
iHeartMedia, Inc. ‘A’	26,362	0	(4,656)	(21,338)	33,755	34,123	0	7,954,032
iHeartMedia, Inc. ‘B’	31,386	0	0	0	13,678	45,064	0	12,214,441
Sierra Hamilton Holder LLC	2	0	0	0	(1)	1	0	15,369,768
Westmoreland Mining LLC	1,925	671	0	0	(527)	2,069	0	788,065
Windstream Servcies LLC	57,557	0	0	0	12,825	70,382	0	6,136,182

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DBL	Deutsche Bank AG London	MYI	Morgan Stanley & Co. International PLC
BAR	Barclays PLC Corporate RRP/REPO trading	DEU	Deutsche Bank Securities, Inc.	NGF	Nomura Global Financial Products, Inc.
BBV	Banco Bilbao Vizcaya Madrid (Repo Only)	DUB	Deutsche Bank AG	NOM	Nomura Securities International, Inc.
BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	NXN	Natixis New York
BOA	Bank of America N.A.	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets LLC
BOO	BoA Securities, Inc (Repo Only)	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BPG	BNP Paribas Securities Corp.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SBI	Citigroup Global Markets Ltd.
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SGY	Societe Generale, NY
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris
BSN	The Bank of Nova Scotia - Toronto	MAA	Mizuho Capital Markets LLC	SSB	State Street Bank and Trust Co.
BSS	Banco Santander S.A.	MAC	Macquarie Bank Limited	STR	State Street FICC Repo
BUS	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
BYR	The Bank of Nova Scotia - Toronto	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CBK	Citibank N.A.	MFK	Barclays Capital, Inc.	UAG	UBS AG Stamford
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	UBS	UBS Securities LLC
CKL	Citibank N.A. London	MSR	Morgan Stanley & Co LLC FICC Repo	WAN	Wells Fargo Bank, N.A.- FICC Rep
CTR	Citigroup Global Markets, Inc.- FICC Rep	MYC	Morgan Stanley Capital Services LLC	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
ARS	Argentine Peso	HUF	Hungarian Forint	PLN	Polish Zloty
AUD	Australian Dollar	IDR	Indonesian Rupiah	PYG	Paraguayan Guarani
AZN	Azerbaijani Manat	ILS	Israeli Shekel	QAR	Qatari Riyal
BRL	Brazilian Real	INR	Indian Rupee	RON	Romanian New Leu
CAD	Canadian Dollar	JPY	Japanese Yen	RSD	Serbian Dinar
CHF	Swiss Franc	KES	Kenyan Schilling	SAR	Saudi Riyal
CLP	Chilean Peso	KRW	South Korean Won	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	KWD	Kuwaiti Dinar	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	KZT	Kazakhstani Tenge	THB	Thai Baht
COP	Colombian Peso	LKR	Sri Lankan Rupee	TRY	Turkish New Lira
CRC	Costa Rican Colon	MNT	Mongolian Tugrik	TWD	Taiwanese Dollar
CZK	Czech Koruna	MXN	Mexican Peso	UGX	Ugandan Shilling
DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
DOP	Dominican Peso	NGN	Nigerian Naira	UYU	Uruguayan Peso
EGP	Egyptian Pound	NOK	Norwegian Krone	UZS	Uzbekistani Sum
EUR	Euro	NZD	New Zealand Dollar	VND	Vietnamese Dong
GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand
GHS	Ghanaian Cedi	PHP	Philippine Peso	ZMW	Zambian Kwacha
HKD	Hong Kong Dollar	PKR	Pakistani Rupee

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	LME	London Metal Exchange
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	NYBOT	New York Board of Trade
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange
COMEX	Commodity Exchange, Inc.	KCBT	Kansas City Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:					8840%sxsv
ABX.HE	Asset-Backed Securities Index - Home Equity	CSIXTR	Credit Suisse U.S. Dollar Total Return Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index
BACVWSAV	BofA Merrill Lynch Basket Excess Return Strategy Index	DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDUEACWF	MSCI ACWI Index Future
BBSW3M	3 Month Bank Bill Swap Rate	ERADXULN	RAE Fundamental International Large Net Total Return Index	NDUEEGF	iShares MSCI Emerging Markets ETF
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	ERAEMLN	RAE Fundamental Emerging Markets Net Total Return Index	PIMCODB	PIMCO Custom Commodity Basket
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	ERAEMLT	eRAFI Emerging Markets Strategy Index	PIMCODBU	PIMCO Custom Commodity Basket
BCOMIN	Bloomberg Industrial Metals Subindex	ERAUSLT	eRAFI U.S. Large Strategy Index	primex	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
BCOMPR	Bloomberg Precious Metals Sub-Index	ERAUSST	eRAFI U.S. Small Strategy Index	RALVEIEN	RAE Emerging Markets Low Volatility Equity Income Index
BCOMTR	Bloomberg Commodity Index Total Return	EUR003M	3 Month EUR Swap Rate	RALVEIIN	RAE International Net Low Volatility Equity Income Index
BCOMTR1	Bloomberg Custom Commodity Index	EUR006M	6 Month EUR Swap Rate	RALVEIIT	RAE International Low Volatility Equity Income Total Return Index
BCOMTR2	Bloomberg Custom Commodity Index	FEDL01	Federal funds effective rate	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
BISTREFI	Turkish Lira Overnight Reference Rate	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	RBCACS0T	Custom Commodity Forward Index
BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	FRCPXTOB	France Consumer Price ex-Tobacco Index	RBCACST0	Custom Commodity Forward Index
BOBL	Bundesobligation, the German word for federal government bond	GOLDLNPM	London Gold Market Fixing Ltd. PM	RU20INTR	Russell 2000 Total Return Index

BP0003M	3 Month GBP-LIBOR	GSMMUSTF	Goldman Sachs Money Market US Treasury Fund Index	S&P 500	Standard & Poor’s 500 Index
Brent	Brent Crude	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	SFE	Sydney Futures Exchange
BRMMUSDF	BlackRock Money Market US Treasury Fund Index	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SIBCSORA	Singapore Overnight Rate Average
CAONINDX	Bloomberg CORRA Compounded Index	HSMMUSTF	HSBC UST Money Market Yield	SOFR	Secured Overnight Financing Rate
CAONREPO	Canadian Overnight Repo Rate Average	IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index
CDX.EM	Credit Derivatives Index - Emerging Markets	IBXXLLTR	iBoxx USD Liquid Leveraged Loan Index	SONIA	Sterling Overnight Interbank Average Rate
CDX.HY	Credit Derivatives Index - High Yield	JMABFNJ2	J.P. Morgan Custom Commodity Index	SONIA3M IR	Sterling Overnight Index Average 3 Month Index Rate
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate
CIXBSTR3	Custom Commodity Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	SPGCINP	S&P GSCI Industrial Metals ER
CMBX	Commercial Mortgage-Backed Index	JPACWILV	J.P. Morgan Custom Equity Index	SRFXON3	Swiss Overnight Rate Average (6PM)
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JY0003M	3 Month JPY-LIBOR	TSFR1M	Term SOFR 1-Month
CNREPOFIX	China Fixing Repo Rates 7-Day	MLPIREIL	Merrill Lynch Custom Equity Index	TSFR3M	Term SOFR 3-Month
CORRA	Canadian Overnight Repo Rate Average	MLPIREIS	Merrill Lynch Custom Equity Index	TSFR6M	Term SOFR 6-Month
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MSMMUSTF	MSILF Money Market US Treasury Fund Index	UKRPI	United Kingdom Retail Prices Index
CPI	Consumer Price Index	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	ULSD	Ultra-Low Sulfur Diesel
CPTFEMU	Eurozone HICP ex-Tobacco Index	MUTKCALM	Tokyo Overnight Average Rate	US0003M	ICE 3-Month USD LIBOR
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	NDDUEAFE	MSCI EAFE Index	WIRON	Warsaw Interbank Offered Rate

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	CNTY	County Guaranteed	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	Q-SBLF	Qualified School Bond Loan Fund
BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association	SGI	Syncora Guarantee, Inc.
CM	California Mortgage Insurance	GNMA	Government National Mortgage Association

Other Abbreviations:
ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	JSC	Joint Stock Company	RMBS	Residential Mortgage-Backed Security
BABs	Build America Bonds	KLIBOR	Kuala Lumpur Interbank Offered Rate	SPDR	Standard & Poor’s Depositary Receipts
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	MIBOR	Mumbai Interbank Offered Rate	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	MSCI	Morgan Stanley Capital International	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDO	Collateralized Debt Obligation	NIBOR	Norwegian Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate
CHILIBOR	Chile Interbank Offered Rate	OAT	Obligations Assimilables du Trésor	THBFIX	Thai Baht Floating-Rate Fix
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	THB-THOR	Thai Overnight Repurchase Rate
CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending	WTI	West Texas Intermediate
HIBOR	Hong Kong Interbank Offered Rate	REIT	Real Estate Investment Trust